N-2	Feb. 28, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001418076
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	SLR Investment Corp.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses:
Sales load (as a percentage of offering price)	1.50	% (1)
Offering expenses borne by us (as a percentage of offering price)	0.20	% (2)
Dividend reinvestment plan expenses (per sales transaction fee)	—	(3)

Total stockholder transaction expenses (as a percentage of offering price)	1.70%

(1)
Represents the maximum commission with respect to the shares of our common stock being sold in this offering, which we will pay to the Agents in connection with sales of shares of our common stock effected by the Agents under the equity distribution agreement.

(2)
The percentage reflects estimated offering expenses of approximately $300,000 for the estimated duration of this offering and assumes we sell all $150,000,000 of common stock available under the equity distribution agreements pursuant to this prospectus supplement and the accompanying prospectus. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.

(3)	The expenses of the dividend reinvestment plan are included in “other expenses.”

Sales Load [Percent]	1.50%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.20%	[3]
Other Transaction Expenses [Percent]	1.70%
Annual Expenses [Table Text Block]
Annual exp en ses (as a percentage of net assets attri bu table to common stock) (4) :
Base management fee	3.16	% (5)
Incentive fees payable under the Investment Advisory and Management Agreement (up to 20%)	2.41	% (6)
Interest payments on borrowed funds	7.20	% (7)
Acquired fund fees and expenses	0.58	% (8)
Other expenses (estimated)	0.94	% (9)

Total annual expenses	14.29	% (10)
(4)	Annual expenses are presented in this manner because common stockholders will bear all costs of running the Company.
(5)
Our 1.50% base management fee under the Investment Advisory and Management Agreement (giving effect to the Letter Agreement) is based on our gross assets, which is defined as all the assets of SLRC, excluding temporary assets, including those acquired using borrowings for investment purposes, and assumes our gross assets remain consistent with gross assets for the fiscal year ended December 31, 2024. The base management fee is reduced to 1.00% on gross assets that exceed 200% of total net assets as of the immediately preceding quarter.

(6)	Assumes that annual incentive fees earned by the Investment Adviser remain consistent with the gross incentive fees earned by the Investment Adviser during the fiscal year ended December 31, 2024.
The first part, which is payable quarterly in arrears, equals 20% of the excess, if any, of our
“Pre-Incentive
Fee Net Investment Income” that exceeds a 1.75% quarterly (7.00% annualized) hurdle rate, which we refer to as the Hurdle, subject to a
“catch-up”
provision measured at the end of each calendar quarter. The first part of the incentive fee is computed and paid on income that may include interest that is accrued but not yet received in cash. The operation of the first part of the incentive fee for each quarter is as follows:

•	no incentive fee is payable to our investment adviser in any calendar quarter in which our Pre-Incentive Fee Net Investment Income does not exceed the Hurdle of 1.75%;

•
100% of our
Pre-Incentive
Fee Net Investment Income with respect to that portion of such
Pre-Incentive
Fee Net Investment Income, if any, that exceeds the Hurdle but is less than 2.1875% in any calendar quarter (8.75% annualized) is payable to our investment adviser. We refer to this portion of our
Pre-Incentive
Fee Net Investment Income (which exceeds the Hurdle but is less than 2.1875%) as the
“catch-up.”
The
“catch-up”
is meant to provide our investment adviser with 20% of our
Pre-Incentive
Fee Net Investment Income, as if a Hurdle did not apply when our
Pre-Incentive
Fee Net Investment Income exceeds 2.1875% in any calendar quarter; and

•
20% of the amount of our
Pre-Incentive
Fee Net Investment Income, if any, that exceeds 2.1875% in any calendar quarter (8.75% annualized) is payable to our investment adviser (once the Hurdle is reached and the catch-up
is achieved, 20% of all
Pre-Incentive
Fee Investment Income thereafter is allocated to our investment adviser).

The second part of the incentive fee equals 20% of our “Incentive Fee Capital Gains,” if any, which equals our realized capital gains on a cumulative basis from inception through the end of each calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fees. The second part of the incentive fee is payable, in arrears, at the end of each calendar year (or upon termination of the Investment Advisory and Management Agreement, as of the termination date).

(7)
We have historically and will in the future borrow funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. The costs associated with our outstanding borrowings are indirectly borne by our investors. For purposes of this section, we have computed interest expense using the average consolidated balance outstanding for borrowings during the fiscal year ended December 31, 2024. We used SOFR or a similar base rate on December 31, 2024 and the interest rate on the Credit Facility, the SPV Credit Facility, the 2027 Series G Unsecured Notes, the 2027 Series F Unsecured Notes, the 2027 Unsecured Notes, the 2026 Unsecured Notes and the 2025 Unsecured Notes on December 31, 2024. We have also included, as applicable, the estimated market discount or amortization of fees incurred in establishing the Credit Facility, the SPV Credit Facility, the 2027 Series G Unsecured Notes, the 2027 Series F Unsecured Notes, the 2027 Unsecured Notes, the 2026 Unsecured Notes and the 2025 Unsecured Notes as of December 31, 2024. Additionally, we included the estimated cost of commitment fees for unused balances on the Credit Facility and the SPV Credit Facility. As of December 31, 2024, we had $482.0 million outstanding under the Credit Facility, $165.1 million outstanding under the SPV Credit Facility and $49 million, $135 million, $50 million, $75 million and $85 million outstanding under the 2027 Series G Unsecured Notes, the 2027 Series F Unsecured Notes, the 2027 Unsecured Notes, the 2026 Unsecured Notes and the 2025 Unsecured Notes, respectively. We may also issue preferred stock, subject to our compliance with applicable requirements under the 1940 Act, although we have no immediate intention to do so. Our 2028 Unsecured Notes have been excluded from the above computations as the issuance of such notes occurred after December 31, 2024.

(8)
The holders of shares of our common stock indirectly bear the expenses of our investment in SLR Senior Lending Program LLC (“SSLP”). No management fee is charged on our investments in SSLP in connection with the administrative services provided to SSLP. Future expenses for SSLP may be substantially higher or lower because certain expenses may fluctuate over time.

(9)
“Other expenses” are based on estimated amounts for the current fiscal year, which considers the amounts incurred for the fiscal year ended December 31, 2024 and includes our overhead expenses, including payments under our Administration Agreement based on our allocable portion of overhead and other expenses incurred by SLR Capital Management in performing its obligations under the Administration Agreement.

(10)	The holders of shares of our common stock indirectly bear the cost associated with our annual expenses.

Management Fees [Percent]	3.16%	[4],[5]
Interest Expenses on Borrowings [Percent]	7.20%	[4],[6]
Incentive Fees [Percent]	2.41%	[4],[7]
Acquired Fund Fees and Expenses [Percent]	0.58%	[4],[8]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.94%	[4],[9]
Total Annual Expenses [Percent]	14.29%	[4],[10]
Expense Example [Table Text Block]
Example
The following example, required by the SEC, demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock through this offering. In calculating the following expense amounts, we have assumed an offering at a sales price per share of common stock equal to our NAV as of December 31, 2024 of $18.20 and that our borrowings and annual operating expenses would remain at the levels set forth in the table above, including a sales load of 1.50%, and have excluded performance-based incentive fees. See Note 7 above for additional information regarding certain assumptions regarding our level of leverage. As such, the below example is based on an annual expense ratio of 11.88%.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$134	$344	$526	$882
The example and the expenses in the table above should not be considered a representation of our future expenses, and actual expenses may be greater or less than those shown.

Expense Example, Year 01	$ 134
Expense Example, Years 1 to 3	344
Expense Example, Years 1 to 5	526
Expense Example, Years 1 to 10	$ 882
Purpose of Fee Table , Note [Text Block]	The following table is intended to assist you in understanding the costs and expenses that an investor in this offering will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to fees or expenses paid by “you”, “SLRC”, or “us” or that “we”, “SLRC”, or the “Company” will pay fees or expenses, we will pay such fees and expenses out of our net assets and, consequently, you will indirectly bear such fees or expenses as an investor in us. However, you will not be required to deliver any money or otherwise bear personal liability or responsibility for such fees or expenses.
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Expenses, Note [Text Block]	“Other expenses” are based on estimated amounts for the current fiscal year, which considers the amounts incurred for the fiscal year ended December 31, 2024 and includes our overhead expenses, including payments under our Administration Agreement based on our allocable portion of overhead and other expenses incurred by SLR Capital Management in performing its obligations under the Administration Agreement.
Management Fee not based on Net Assets, Note [Text Block]	Our 1.50% base management fee under the Investment Advisory and Management Agreement (giving effect to the Letter Agreement) is based on our gross assets, which is defined as all the assets of SLRC, excluding temporary assets, including those acquired using borrowings for investment purposes, and assumes our gross assets remain consistent with gross assets for the fiscal year ended December 31, 2024. The base management fee is reduced to 1.00% on gross assets that exceed 200% of total net assets as of the immediately preceding quarter.
Acquired Fund Fees and Expenses, Note [Text Block]	The holders of shares of our common stock indirectly bear the expenses of our investment in SLR Senior Lending Program LLC (“SSLP”). No management fee is charged on our investments in SSLP in connection with the administrative services provided to SSLP. Future expenses for SSLP may be substantially higher or lower because certain expenses may fluctuate over time.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	Our investment objective is to generate both current income and capital appreciation through debt and equity investments. We invest directly and indirectly in leveraged middle-market companies primarily in the form of senior secured loans, financing leases, and to a lesser extent, unsecured loans and traditional equity securities.
Risk Factors [Table Text Block]
RISK FACTORS
Investing in our common stock involves a high degree of risk. Before deciding whether to invest in our common stock, you should carefully consider the risk factors below, and the risks and uncertainties described in the section titled “Risk Factors” in our most recent Annual Report on
Form 10-K,
as well as in subsequent filings with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety, together with other information in this prospectus supplement, the accompanying prospectus, the documents incorporated by reference in this prospectus supplement and the accompanying prospectus, and any free writing prospectus that we may authorize for use in connection with this offering. The risks described in these documents are not the only ones we face. Additional risks and uncertainties that we are unaware of, or that we currently believe are not material, may also become important factors that could adversely affect our business. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks actually occur, our business, reputation, financial condition, results of operations, revenue, and future prospects could be seriously harmed. This could cause our net asset value and the trading price of our common stock to decline, resulting in a loss of all or part of your investment. Please also read carefully the section titled “Cautionary Note Regarding Forward-Looking Statements” in this prospectus supplement.
Management will have broad discretion as to the use of proceeds from this offering and may invest or spend the proceeds in ways with which you do not agree and in ways that may not increase the value of your investment.
Our management will have broad discretion over the use of proceeds from this offering, including for any of the purposes described in the section of this prospectus supplement titled “Use of Proceeds.” You may not agree with our management’s decisions, and our use of the proceeds may not yield any return on your investment. If we fail to apply the net proceeds from this offering effectively or in a timely manner, we might not be able to yield a significant return, if any, on our investment of these net proceeds. You will not have the opportunity to influence our decisions on how to use our net proceeds from this offering.
You may experience future dilution as a result of future equity offerings.
In order to raise additional capital, we may in the future offer additional shares of our common stock or other securities convertible into or exchangeable for our common stock. We cannot assure you that we will be able to sell shares or other securities in any other offering at a price per share that is equal to or greater than the price per share paid by investors in this offering, and investors purchasing shares or other securities in the future could have rights superior to existing stockholders. The price per share at which we sell additional shares of our common stock or other securities convertible into or exchangeable for our common stock in future transactions may be higher or lower than the price per share in this offering. A significant portion of our total outstanding shares are eligible to be sold into the market, which could cause the market price of our common stock to drop significantly, even if our business is doing well.

Management will have broad discretion as to the use of proceeds from this offering and may invest or spend the proceeds in ways with which you do not agree and in ways that may not increase the value of your investment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management will have broad discretion as to the use of proceeds from this offering and may invest or spend the proceeds in ways with which you do not agree and in ways that may not increase the value of your investment.
Our management will have broad discretion over the use of proceeds from this offering, including for any of the purposes described in the section of this prospectus supplement titled “Use of Proceeds.” You may not agree with our management’s decisions, and our use of the proceeds may not yield any return on your investment. If we fail to apply the net proceeds from this offering effectively or in a timely manner, we might not be able to yield a significant return, if any, on our investment of these net proceeds. You will not have the opportunity to influence our decisions on how to use our net proceeds from this offering.

You may experience future dilution as a result of future equity offerings. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
You may experience future dilution as a result of future equity offerings.
In order to raise additional capital, we may in the future offer additional shares of our common stock or other securities convertible into or exchangeable for our common stock. We cannot assure you that we will be able to sell shares or other securities in any other offering at a price per share that is equal to or greater than the price per share paid by investors in this offering, and investors purchasing shares or other securities in the future could have rights superior to existing stockholders. The price per share at which we sell additional shares of our common stock or other securities convertible into or exchangeable for our common stock in future transactions may be higher or lower than the price per share in this offering. A significant portion of our total outstanding shares are eligible to be sold into the market, which could cause the market price of our common stock to drop significantly, even if our business is doing well.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attri bu table to common stock

[1]	Represents the maximum commission with respect to the shares of our common stock being sold in this offering, which we will pay to the Agents in connection with sales of shares of our common stock effected by the Agents under the equity distribution agreement.
[2]	The expenses of the dividend reinvestment plan are included in “other expenses.”
[3]	The percentage reflects estimated offering expenses of approximately $300,000 for the estimated duration of this offering and assumes we sell all $150,000,000 of common stock available under the equity distribution agreements pursuant to this prospectus supplement and the accompanying prospectus. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.
[4]	Annual expenses are presented in this manner because common stockholders will bear all costs of running the Company.
[5]	Our 1.50% base management fee under the Investment Advisory and Management Agreement (giving effect to the Letter Agreement) is based on our gross assets, which is defined as all the assets of SLRC, excluding temporary assets, including those acquired using borrowings for investment purposes, and assumes our gross assets remain consistent with gross assets for the fiscal year ended December 31, 2024. The base management fee is reduced to 1.00% on gross assets that exceed 200% of total net assets as of the immediately preceding quarter.
[6]	We have historically and will in the future borrow funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. The costs associated with our outstanding borrowings are indirectly borne by our investors. For purposes of this section, we have computed interest expense using the average consolidated balance outstanding for borrowings during the fiscal year ended December 31, 2024. We used SOFR or a similar base rate on December 31, 2024 and the interest rate on the Credit Facility, the SPV Credit Facility, the 2027 Series G Unsecured Notes, the 2027 Series F Unsecured Notes, the 2027 Unsecured Notes, the 2026 Unsecured Notes and the 2025 Unsecured Notes on December 31, 2024. We have also included, as applicable, the estimated market discount or amortization of fees incurred in establishing the Credit Facility, the SPV Credit Facility, the 2027 Series G Unsecured Notes, the 2027 Series F Unsecured Notes, the 2027 Unsecured Notes, the 2026 Unsecured Notes and the 2025 Unsecured Notes as of December 31, 2024. Additionally, we included the estimated cost of commitment fees for unused balances on the Credit Facility and the SPV Credit Facility. As of December 31, 2024, we had $482.0 million outstanding under the Credit Facility, $165.1 million outstanding under the SPV Credit Facility and $49 million, $135 million, $50 million, $75 million and $85 million outstanding under the 2027 Series G Unsecured Notes, the 2027 Series F Unsecured Notes, the 2027 Unsecured Notes, the 2026 Unsecured Notes and the 2025 Unsecured Notes, respectively. We may also issue preferred stock, subject to our compliance with applicable requirements under the 1940 Act, although we have no immediate intention to do so. Our 2028 Unsecured Notes have been excluded from the above computations as the issuance of such notes occurred after December 31, 2024.
[7]	Assumes that annual incentive fees earned by the Investment Adviser remain consistent with the gross incentive fees earned by the Investment Adviser during the fiscal year ended December 31, 2024. The first part, which is payable quarterly in arrears, equals 20% of the excess, if any, of our “Pre-Incentive Fee Net Investment Income” that exceeds a 1.75% quarterly (7.00% annualized) hurdle rate, which we refer to as the Hurdle, subject to a “catch-up” provision measured at the end of each calendar quarter. The first part of the incentive fee is computed and paid on income that may include interest that is accrued but not yet received in cash. The operation of the first part of the incentive fee for each quarter is as follows: • no incentive fee is payable to our investment adviser in any calendar quarter in which our Pre-Incentive Fee Net Investment Income does not exceed the Hurdle of 1.75%; • 100% of our Pre-Incentive Fee Net Investment Income with respect to that portion of such Pre-Incentive Fee Net Investment Income, if any, that exceeds the Hurdle but is less than 2.1875% in any calendar quarter (8.75% annualized) is payable to our investment adviser. We refer to this portion of our Pre-Incentive Fee Net Investment Income (which exceeds the Hurdle but is less than 2.1875%) as the “catch-up.” The “catch-up” is meant to provide our investment adviser with 20% of our Pre-Incentive Fee Net Investment Income, as if a Hurdle did not apply when our Pre-Incentive Fee Net Investment Income exceeds 2.1875% in any calendar quarter; and • 20% of the amount of our Pre-Incentive Fee Net Investment Income, if any, that exceeds 2.1875% in any calendar quarter (8.75% annualized) is payable to our investment adviser (once the Hurdle is reached and the catch-up is achieved, 20% of all Pre-Incentive Fee Investment Income thereafter is allocated to our investment adviser). The second part of the incentive fee equals 20% of our “Incentive Fee Capital Gains,” if any, which equals our realized capital gains on a cumulative basis from inception through the end of each calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fees. The second part of the incentive fee is payable, in arrears, at the end of each calendar year (or upon termination of the Investment Advisory and Management Agreement, as of the termination date).
[8]	The holders of shares of our common stock indirectly bear the expenses of our investment in SLR Senior Lending Program LLC (“SSLP”). No management fee is charged on our investments in SSLP in connection with the administrative services provided to SSLP. Future expenses for SSLP may be substantially higher or lower because certain expenses may fluctuate over time.
[9]	“Other expenses” are based on estimated amounts for the current fiscal year, which considers the amounts incurred for the fiscal year ended December 31, 2024 and includes our overhead expenses, including payments under our Administration Agreement based on our allocable portion of overhead and other expenses incurred by SLR Capital Management in performing its obligations under the Administration Agreement.
[10]	The holders of shares of our common stock indirectly bear the cost associated with our annual expenses.